Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Entity Registrant Name	Rallybio Corp
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001739410
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-40693
Entity Tax Identification Number	85-1083789
Entity Address, Address Line One	PO Box No. 325
Entity Address, City or Town	East Berlin
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06023
City Area Code	203
Local Phone Number	859-3820
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RLYB
Entity Emerging Growth Company	true
Entity Ex Transition Period	false